UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM ABS-15G

ASSET-BACKED SECURITIZER

REPORT PURSUANT TO SECTION 15G OF

THE SECURITIES EXCHANGE ACT OF 1934

Check the appropriate box to indicate the filing obligation to which this form is intended to satisfy:

☒	Rule 15Ga-1 under the Exchange Act (17 CFR 240.15Ga-1) for the reporting period January 1, 2016 to December 31, 2016

Date of Report (Date of earliest event reported)         January 25, 2017

ACCESS POINT FINANCIAL, INC.

(Exact name of securitizer as specified in its charter)

Commission File Number of securitizer:             Not applicable

Central Index Key Number of securitizer:             0001649545

John E. Patton

Phone: 404-382-9588

                                         Email: jpatton@accesspointfinancial.com

Name and telephone number, including area code, of the

person to contact in connection with this filing.

Indicate by check mark whether the securitizer has no activity to report for the initial period pursuant to Rule 15Ga-1(c)(1)  ☐

Indicate by check mark whether the securitizer has no activity to report for the quarterly period pursuant to Rule 15Ga-1(c)(2)(i)  ☐

Indicate by check mark whether the securitizer has no activity to report for the annual period pursuant to Rule 15Ga-1(c)(2)(ii)  ☒

☐	Rule 15Ga-2 under the Exchange Act (17 CFR 240.15Ga-2)

(Exact name of issuing entity as specified in its charter)

Central Index Key Number of depositor:

Central Index Key Number of issuing entity (if applicable):

Central Index Key Number of underwriter (if applicable):

INFORMATION TO BE INCLUDED IN THE REPORT

Item 1.02 Periodic Filing of Rule 15Ga-1 Representations and Warranties Disclosure

Pursuant to Rule 15Ga-1(c)(2)(ii), Access Point Financial, Inc. has indicated by check mark that there is no activity to report for the annual period ended December 31, 2016.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, the reporting entity has duly caused this report to be signed on its behalf by the undersigned hereunto duly authorized.

Dated: January 25, 2017

Access Point Financial, Inc. (Securitizer)

By:	/s/ John E. Patton
Name:	John E. Patton
Title:	Chief Financial Officer